Investments in associates and joint ventures - Financial information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associate and joint ventures
Non-current assets	$ 47,185	$ 45,814	$ 45,060
Current assets	19,544	15,563	15,591
Current liabilities	(20,307)	(18,117)	(16,292)
Net assets	15,638	14,596	14,044
Amount attributable to AstraZeneca	(15,622)	(13,127)	(12,468)
Total investments in subsidiaries, joint ventures and associates	39	58	89	$ 103
Associate and joint ventures
Disclosure of associate and joint ventures
Non-current assets	324	298	260
Current assets	552	447	233
Current liabilities	(105)	(89)	(71)
Net assets	771	656	422
Amount attributable to AstraZeneca	38	64	104
Exchange adjustments	1	(6)	(15)
Total investments in subsidiaries, joint ventures and associates	$ 39	$ 58	$ 89